Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS:
Cash and cash equivalents	$ 1,341	$ 777
Marketable securities, available for sale	31	137
Advances and accounts receivable	133	87
Farm product	244	43
Deposits and other current assets	50	20
Total Current Assets	1,799	1,064
Property, equipment and software, net	1,219	1,129
Other Assets
Debt issuance costs	527	663
Land	3,657	2,968
Water rights and infrastructure	30,391	28,786
Dam and water infrastructure construction in progress	755	848
Total Other Assets	35,330	33,265
TOTAL ASSETS	38,348	35,458
LIABILITIES & STOCKHOLDERS' EQUITY:
Accounts payable	384	631
Current portion of notes payable	10,795	32
Accrued liabilities	548	495
Total Current Liabilities	11,727	1,158
Notes Payable - Long Term	7,406	12,104
Total Liabilities	19,133	13,262
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,884,682 and 23,258,494 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	24	23
Additional paid-in capital	43,484	39,847
Accumulated Comprehensive (Loss)	(15)	(51)
Accumulated (deficit)	(26,444)	(19,785)
Total Two Rivers Water Company Shareholders' Equity	17,049	20,034
Noncontrolling interest in subsidiary	2,166	2,162
Total Stockholders' Equity	19,215	22,196
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 38,348	$ 35,458